Summary of Significant Accounting Policies - Schedule of Assets Measured at Fair Value on Non-recurring Basis (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Property and equipment	¥ 0		¥ 0	¥ 6,449
Equity investments without readily determinable fair value	0		16,500	3,500
Equity method investment impairment loss	12,186	$ 1,767	0	0
Goodwill			1,803,415	1,803,415		¥ 1,803,415
Goodwill impairment loss	1,819,926	$ 263,864	0	0
Intangible assets	544,650		1,075,811		$ 78,967
Intangible assets impairment losses	206,925
Deferred costs	87,065		91,245
Deferred costs impairment loss	70,406
Fair Value, Nonrecurring
Summary Of Significant Accounting Policies [Line Items]
Property and equipment				6,449
Equity investments without readily determinable fair value			¥ 16,500	¥ 3,500
Equity-method investments	12,186
Goodwill impairment loss	1,819,926
Deferred costs	16,659
Deferred costs impairment loss	70,406
Fair Value, Nonrecurring | Non-Compete Commitment
Summary Of Significant Accounting Policies [Line Items]
Intangible assets impairment losses	14,733
Fair Value, Nonrecurring | Technology/platform
Summary Of Significant Accounting Policies [Line Items]
Intangible assets	2,000
Intangible assets impairment losses	6,217
Fair Value, Nonrecurring | Brand Names
Summary Of Significant Accounting Policies [Line Items]
Intangible assets	20,000
Intangible assets impairment losses	185,975
Fair Value, Nonrecurring | Level 3
Summary Of Significant Accounting Policies [Line Items]
Deferred costs	16,659
Fair Value, Nonrecurring | Level 3 | Technology/platform
Summary Of Significant Accounting Policies [Line Items]
Intangible assets	2,000
Fair Value, Nonrecurring | Level 3 | Brand Names
Summary Of Significant Accounting Policies [Line Items]
Intangible assets	¥ 20,000